Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement alternative - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (8,230)	¥ (4,299)	¥ (5,188)
Measurement alternative downward changes for observable prices	(440)	0	0
Measurement alternative upward changes for observable prices	5,090	3,067	¥ 21,710
Cumulative impairment losses	20,151	12,354
Cumulative downward changes for observable prices	1,393	954
Cumulative upward changes for observable prices	¥ 59,069	¥ 54,223